Shareholders’ Equity (Details) - $ / shares				3 Months Ended				7 Months Ended	9 Months Ended		10 Months Ended
		Dec. 22, 2022	May 17, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Shareholders’ Equity (Details) [Line Items]
Preference shares, authorized				1,000,000					1,000,000		1,000,000
Preference shares, par value (in Dollars per share)				$ 0.0001					$ 0.0001		$ 0.0001
Preference shares issued
preference shares outstanding
Shares issued	[1]										2,850,155
Shares Outstanding	[1]										2,850,155
Shares subject to possible redemption				11,500,000					11,500,000		0
Placement units									565,375
Representative shares									103,500
Price per share (in Dollars per share)				$ 1.28					$ 1.28		$ 10.25
Expire term				5 years					5 years
Number of trading days									30 days
Class of warrant or right redemption of warrants or rights threshold trading day									20 days
Threshold number of business days before sending notice of redemption to warrant holders									3 days
Sale of stock Newly issued price per share (in Dollars per share)									$ 9.2
Initial equity proceed percentage				60.00%					60.00%
Iniyial business combination market value price per share (in Dollars per share)									$ 9.2
Iniyial business combination market value percentage									180.00%
Newly issued redemption trigger price (in Dollars per share)									$ 18
Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Class A ordinary shares price per share (in Dollars per share)											$ 0.01
Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant outstanding				11,500,000					11,500,000		0
Class of warrant or right redemption price of warrants or rights (in Dollars per share)				$ 0.01					$ 0.01
Class of warrant or right minimum threshold written notice period for redemption of warrants									30 days
Class of warrant or right redemption of warrants or rights threshold trading day									30 days
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant outstanding				565,375					565,375
Public Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant issued				11,500,000					11,500,000
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Representative shares									1,500,000
Price per share (in Dollars per share)				$ 10					$ 10
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Business combination initial public offering description											The Company will have until 12 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to six one month extensions subject to satisfaction of certain conditions, including the deposit of up to $379,500 ($0.033 per unit) for each such one month extension, into the Trust Account, or as extended by the Company’s shareholder in accordance with the Amended and Restated Memorandum and Articles of Association) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholder (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Warrants issued											12,065,375
Percentage of holding of shares after initial public offering				30.00%					30.00%
Price per share (in Dollars per share)				$ 10					$ 10		$ 10.25
Warrant issued				12,065,375					12,065,375
IPO [Member] | Public Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued											11,500,000
IPO [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued											565,375
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant issued				565,375					565,375
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized				100,000,000					100,000,000		100,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001					$ 0.0001		$ 0.0001
Common stock voting rights											one
Ordinary shares issued
Ordinary shares outstanding
Ordinary shares issued				668,875					668,875		0
Ordinary shares outstanding				668,875					668,875		0
Class A ordinary shares price per share (in Dollars per share)				$ 11.5					$ 11.5
Business combination initial public offering description											In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Newly issued price per share (in Dollars per share)											$ 9.2
Shares issued				12,168,875					10,163,016
Shares Outstanding				12,168,875					10,163,016
Shares subject to possible redemption				11,500,000					11,500,000
Price per share (in Dollars per share)				$ 18					$ 18
Class A Ordinary Shares | Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Class A ordinary shares price per share (in Dollars per share)											11.5
Class A Ordinary Shares | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued									12,168,875
Shares Outstanding									12,168,875
Placement units					565,375
Class A Ordinary Shares | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Class A ordinary shares price per share (in Dollars per share)											$ 18
Class A Ordinary Shares | Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares				1					1
Price per share (in Dollars per share)				$ 11.5					$ 11.5
Class A Ordinary Shares | IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Representative shares									103,500		103,500
Class B Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized				10,000,000					10,000,000		10,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001					$ 0.0001		$ 0.0001
Common stock voting rights											one
Ordinary shares issued				4,935,622					4,935,622		4,935,622
Ordinary shares outstanding				4,935,622					4,935,622		4,935,622
Owned percentage											30.00%
Shares issued				4,935,622		2,875,000		1,432,234	4,935,622	1,432,234
Shares Outstanding				4,935,622		2,875,000		1,432,234	4,935,622
Representative shares		2,060,622	2,875,000
Class B Ordinary Shares | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Representative shares							2,875,000				4,935,622 [2]
Class B Ordinary Shares | Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding											4,935,622
Shares of subject to forfeiture			643,777								643,777
Total number of shares subject to forfeiture									643,777
Class B Ordinary Shares | IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding				4,935,622					4,935,622
Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Iniyial business combination market value percentage									115.00%

[1]	Excludes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).
[2]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).